4. NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Debt Disclosure [Abstract]
Notes Payable Outstanding
The Company had the following notes payable outstanding as of September 30, 2012 and June 30, 2012:

	September 30, 2012	June 30, 2012
Gold Exploration LLC (a)
Dated - June 1, 2008	$52,699	$52,699

Venture Capital International (b)
Dated – March 30, 2009	12,000	12,000

Venture Capital International (c)
Dated - May 7, 2009	17,000	17,000

Advantage Systems Enterprises Limited (d)
Dated – July 3, 2009	17,000	17,000

Advantage Systems Enterprises Limited (e)
Dated – August 7, 2009	10,000	10,000

Venture Capital International (f)
Dated – October 15, 2009	10,000	10,000

Venture Capital International (g)
Dated – October 27,2009	7,000	7,000

Advantage Systems Enterprises Limited (h)
Dated – November 9, 2009	25,000	25,000

Venture Capital International (i)
Dated – November 23, 2009	5,000	5,000

Strategic Relations Consulting, Inc. (j)
Dated – March 31, 2010	15,000	15,000

Summit Technology Corporation, Inc. (k)
Dated November 22, 2010	2,000	7,000

Gold Exploration LLC (l)
Dated July 29, 2010	97,000	97,000

Freedom Boat, LLC (m)
Dated February 7, 2011	250,000	250,000

Dr. Linh B. Nguyen (n)
Dated May 23, 2011	25,000	25,000

Mr. Charles Chapman (o)
Dated December 27, 2011	50,000	50,000

Mr. Leroy Steury
Dated March 12, 2012 (p)	76,875	76,875
Total notes and convertible note payable	671,574	671,574
Less current portion of long-term debt	(671,574)	(671,574)
Long term debt	$-	$-

	June 30, 2012	June 30, 2011

Gold Exploration LLC (a)	$52,699	$52,699
Dated - June 1, 2008

Venture Capital International (b)	12,000	12,000
Dated – March 30, 2009

Venture Capital International (c)	17,000	17,000
Dated - May 7, 2009

Advantage Systems Enterprises Limited (d)	17,000	17,000
Dated – July 3, 2009

Advantage Systems Enterprises Limited (e)	10,000	10,000
Dated – August 7, 2009

Venture Capital International (f)	10,000	10,000
Dated – October 15, 2009

Venture Capital International (g)	7,000	7,000
Dated – October 27,2009

Advantage Systems Enterprises Limited (h)	25,000	25,000
Dated – November 9, 2009

Venture Capital International (i)	5,000	5,000
Dated – November 23, 2009

Strategic Relations Consulting, Inc. (j)	15,000	15,000
Dated – March 31, 2010

Summit Technology Corporation, Inc. (k)	2,000	7,000
Dated November 22, 2010

Gold Exploration LLC (l)	97,000	97,000
Dated – July 29, 2010

Freedom Boat, LLC (m)	250,000	250,000
Dated February 7, 2011

Asher Enterprises, Inc. – Convertible Note (n)	-	53,000
Dated April 6, 2011

Dr. Linh Nguyen (o)	25,000	25,000
Dated May 23, 2011

Charles Chapman (p)	50,000	-
Dated December 27, 2011

Leroy Steury (q)	76,875	-
Dated March 12, 2012

Total Notes payable	$671,574	$602,699
Less: current portion of long-term debt	(671,574)	(573,269)
Less: discount applicable to Freedom Boat, LLC Note	-	(29,430)
Long-term debt	$-	$-